HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated August 1, 2012 to the Summary Prospectus
of the Oakmark Global Fund dated January 27, 2012

For Oakmark Global Fund, the following replaces the table entitled "Shareholder Fees" on page 1 of the summary prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class II
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

SUMPROSUPAUG12-3